Revenue by Geographic Area, Based on Where Guests are Sourced (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 15,793	$ 14,469	$ 13,460
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,835	7,467	7,085
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,961	5,574	5,190
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,528	1,063	790
Others
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 469	$ 365	$ 395